Share capital (Details 1) shares in Thousands, options in Thousands	12 Months Ended
Dec. 31, 2018 CAD ($) options shares
Number of share options | options	8,710
Vested | shares	8,685
Exercise price range one [Member]
Number of share options | options	960
Vested | shares	960
Expiry date	Feb – Dec 2019
Exercise price range Two [Member]
Number of share options | options	1,320
Vested | shares	1,320
Expiry date	July – Dec 2020
Exercise price range Three [Member]
Number of share options | options	2,240
Vested | shares	2,240
Expiry date	Mar – Nov 2021
Exercise price range Four [Member]
Number of share options | options	1,900
Vested | shares	1,900
Expiry date	May – Oct 2022
Exercise price range Five [Member]
Number of share options | options	2,290
Vested | shares	2,265
Expiry date	Feb – Dec 2023
Bottom of range [member] | Exercise price range one [Member]
Exercise price per share	$ 0.18
Bottom of range [member] | Exercise price range Two [Member]
Exercise price per share	0.28
Bottom of range [member] | Exercise price range Three [Member]
Exercise price per share	0.33
Bottom of range [member] | Exercise price range Four [Member]
Exercise price per share	0.52
Bottom of range [member] | Exercise price range Five [Member]
Exercise price per share	0.55
Top of range [member] | Exercise price range one [Member]
Exercise price per share	0.36
Top of range [member] | Exercise price range Two [Member]
Exercise price per share	0.32
Top of range [member] | Exercise price range Three [Member]
Exercise price per share	0.36
Top of range [member] | Exercise price range Four [Member]
Exercise price per share	0.62
Top of range [member] | Exercise price range Five [Member]
Exercise price per share	$ 0.63